GuideMark® Small/Mid Cap Core Fund
Schedule of Investments (Unaudited)
December 31, 2020

Number of Shares		Value
	COMMON STOCKS - 91.57%
	Aerospace & Defense - 0.82%
509	Aerojet Rocketdyne Holdings, Inc.	$26,901
281	AeroVironment, Inc. (a)	24,419
2,116	Astronics Corp. (a)	27,995
938	Axon Enterprise, Inc. (a)	114,933
992	BWX Technologies, Inc.	59,798
358	Curtiss-Wright Corp.	41,653
555	Ducommun, Inc. (a)	29,804
525	Hexcel Corp. (a)	25,457
835	Howmet Aerospace, Inc. (a)	23,831
324	Huntington Ingalls Industries, Inc.	55,236
1,178	Kratos Defense & Security Solutions, Inc. (a)	32,313
865	Maxar Technologies, Inc.	33,380
411	Moog, Inc. - Class A	32,592
908	Parsons Corp. (a)	33,060
1,362	Textron, Inc.	65,825
1,203	Vectrus, Inc. (a)	59,813
1,248	Virgin Galactic Holdings, Inc. (a)(b)	29,615
		716,625
	Air Freight & Logistics - 0.36%
612	Atlas Air Worldwide Holdings, Inc. (a)	33,378
2,482	Echo Global Logistics, Inc. (a)	66,567
364	Forward Air Corp.	27,970
466	Hub Group, Inc. - Class A (a)	26,562
8,035	Radiant Logistics, Inc. (a)	46,603
978	XPO Logistics, Inc. (a)	116,578
		317,658
	Airlines - 0.14%
577	Alaska Air Group, Inc.	30,004
444	Copa Holdings SA - Class A - ADR (a)	34,290
4,708	Mesa Air Group, Inc. (a)	31,497
750	SkyWest, Inc. (a)	30,232
		126,023
	Auto Components - 0.76%
499	Adient PLC - ADR (a)	17,350
3,589	American Axle & Manufacturing Holdings, Inc. (a)	29,932
1,576	BorgWarner, Inc. (b)	60,897
968	Cooper Tire & Rubber Co.	39,204
1,536	Dana, Inc. (a)	29,983
404	Dorman Products, Inc. (a)	35,075
381	Fox Factory Holding Corp. (a)	40,276
2,772	Gentex Corp.	94,054
464	Gentherm, Inc. (a)	30,262
2,143	Goodyear Tire & Rubber Co. (a)	23,380
258	LCI Industries	33,458
341	Lear Corp.	54,229
2,834	Modine Manufacturing Co. (a)	35,595
865	Motorcar Parts of America, Inc. (a)	16,971
1,594	Stoneridge, Inc. (a)	48,187
216	Visteon Corp. (a)	27,112
892	Workhorse Group, Inc. (a)(b)	17,644
550	XPEL, Inc. (a)(b)	28,358
		661,967
	Automobiles - 0.16%
757	Harley-Davidson, Inc.	27,782
791	Thor Industries, Inc.	73,555
674	Winnebago Industries, Inc. (b)	40,400
		141,737
	Banks - 3.05%
920	Ameris Bancorp	35,024
1,911	Associated Banc-Corp.	32,583
693	Atlantic Union Bankshares Corp.	22,827
562	BancFirst Corp.	32,989
1,166	Banco Latinoamericano de Comercio Exterior SA - Class E - ADR	18,458
3,049	Bancorp, Inc. (a)	41,619
758	BancorpSouth, Inc.	20,800
455	Bank of Hawaii Corp.	34,862
1,046	Bank OZK	32,708
1,592	BankUnited, Inc.	55,370
306	BOK Financial Corp.	20,955
340	City Holding Co.	23,647
1,273	Comerica, Inc.	71,110
1,183	Commerce Bancshares, Inc.	77,746
435	Community Bank Systems, Inc.	27,105
991	Cullen Frost Bankers, Inc.	86,445
1,558	Customers Bancorp, Inc. (a)	28,324
579	Eagle Bancorp, Inc.	23,913
1,796	East West Bancorp, Inc.	91,075
953	Enterprise Financial Services Corp.	33,307
2,369	F.N.B. Corp.	22,505
3,691	First BanCorp (Puerto Rico) - ADR	34,031
105	First Citizens BancShares, Inc. - Class A	60,298
1,398	First Financial Bancorp.	24,507
1,556	First Financial Bankshares, Inc. (b)	56,288
1,124	First Hawaiian, Inc.	26,504
5,258	First Horizon National Corp.	67,092
936	First Internet Bancorp	26,901
291	First Savings Financial Group, Inc.	18,915
1,790	Fulton Financial Corp.	22,769
667	Glacier Bancorp, Inc.	30,689
1,650	HBT Financial, Inc.	24,998
1,517	Hilltop Holdings, Inc.	41,733
985	Home BancShares, Inc.	19,188
2,162	Hope Bancorp, Inc.	23,587
1,337	Independent Bank Corp.	24,694
412	Independent Bank Group, Inc.	25,758
879	International Bancshares Corp.	32,910
400	Lakeland Financial Corp.	21,432
346	Live Oak Bancshares, Inc.	16,421
2,210	Macatawa Bank Corp.	18,498
1,438	Metrocity Bankshares, Inc.	20,736
971	MVB Financial Corp.	22,022
328	Nicolet Bankshares, Inc. (a)	21,763
885	Northeast Bank	19,930
1,437	Old National Bancorp	23,797
2,471	Old Second Bancorp, Inc.	24,957
1,432	Parke Bancorp, Inc.	22,339
503	Pinnacle Financial Partners, Inc.	32,393
1,431	Popular, Inc. - ADR	80,594
551	Preferred Bank	27,809
700	Prosperity Bancshares, Inc.	48,552
658	Sandy Spring Bancorp, Inc.	21,181
838	ServisFirst Bancshares, Inc. (b)	33,763
1,465	Shore Bancshares, Inc.	21,389
634	Signature Bank	85,774
307	Silvergate Capital Corp. - Class A (a)	22,813
919	Simmons First National Corp. - Class A	19,841
1,815	Sterling Bancorp	32,634
558	Stock Yards Bancorp, Inc.	22,588
2,278	Synovus Financial Corp.	73,739
840	TCF Financial Corp.	31,097
496	Texas Capital Bancshares, Inc. (a)	29,512
1,000	The Bank of N.T. Butterfield & Son, Ltd. - ADR	31,160
1,271	TriState Capital Holdings, Inc. (a)	22,115
342	UMB Financial Corp.	23,595
1,263	Unity Bancorp, Inc.	22,166
3,562	Valley National Bancorp	34,730
527	Washington Trust Bancorp, Inc.	23,610
976	Webster Financial Corp.	41,138
799	WesBanco, Inc.	23,938
901	West Bancorporation, Inc.	17,389
1,599	Western Alliance Bancorp	95,860
852	Wintrust Financial Corp.	52,049
1,851	Zions Bancorporation	80,407
		2,657,965
	Beverages - 0.67%
220	Boston Beer Co., Inc. - Class A (a)(b)	218,744
3,394	Celsius Holdings, Inc. (a)(b)	170,752
197	Coca-Cola Consolidated, Inc.	52,455
552	National Beverage Corp. (b)	46,865
12,037	NewAge, Inc. (a)	31,657
3,800	Primo Water Corp. - ADR	59,584
		580,057
	Biotechnology - 4.73%
1,204	ACADIA Pharmaceuticals, Inc. (a)(b)	64,366
317	Acceleron Pharma, Inc. (a)	40,557
4,854	Achillion Pharmaceuticals, Inc. (a)(d)(e)(f)	2,233
1,181	Aduro Biotech, Inc. (a)(d)(e)(f)	–
4,880	Affimed NV - ADR (a)	28,402
561	Agios Pharmaceuticals, Inc. (a)(b)	24,308
7,738	Akebia Therapeutics, Inc. (a)	21,666
1,894	Alkermes PLC - ADR (a)	37,785
120	Allakos, Inc. (a)	16,800
1,266	Amicus Therapeutics, Inc. (a)	29,232
2,672	ANAVEX LIFE SCIENCES Corp. (a)	14,429
511	Apellis Pharmaceuticals, Inc. (a)	29,229
445	Arcturus Therapeutics Holdings, Inc. (a)	19,304
1,167	Arcus Biosciences, Inc. (a)	30,295
672	Arena Pharmaceuticals, Inc. (a)	51,630
697	Arrowhead Pharmaceuticals, Inc. (a)	53,481
771	Atara Biotherapeutics, Inc. (a)	15,135
7,766	Athersys, Inc. (a)(b)	13,590
2,170	Avid Bioservices, Inc. (a)	25,042
195	Beam Therapeutics, Inc. (a)	15,920
4,465	BioCryst Pharmaceuticals, Inc. (a)	33,264
311	Biohaven Pharmaceutical Holding Co., Ltd. - ADR (a)	26,656
380	Bioxcel Therapeutics, Inc. (a)(b)	17,556
467	Blueprint Medicines Corp. (a)	52,374
3,335	BrainStorm Cell Therapeutics, Inc. (a)(b)	15,091
388	Bridgebio Pharma, Inc. (a)	27,591
4,328	Calithera Biosciences, Inc. (a)	21,250
620	CareDx, Inc. (a)(b)	44,919
3,830	Cassava Sciences, Inc. (a)(b)	26,121
531	Castle Biosciences, Inc. (a)	35,657
16,439	Catalyst Pharmaceuticals, Inc. (a)	54,906
1,436	CEL-SCI Corp. (a)(b)	16,744
374	ChemoCentryx, Inc. (a)(b)	23,158
1,180	Chinook Therapeutics, Inc. (a)	18,715
1,980	Coherus Biosciences, Inc. (a)	34,412
874	Cytokinetics, Inc. (a)	18,162
346	Deciphera Pharmaceuticals, Inc. (a)	19,746
541	Denali Therapeutics, Inc. (a)	45,314
1,295	DermTech, Inc. (a)	42,010
1,812	Dicerna Pharmaceuticals, Inc. (a)	39,918
1,310	Eagle Pharmaceuticals, Inc. (a)	61,007
445	Editas Medicine, Inc. (a)(b)	31,199
268	Eidos Therapeutics, Inc. (a)	35,263
897	Emergent BioSolutions, Inc. (a)	80,371
397	Enanta Pharmaceuticals, Inc. (a)	16,714
6,253	Exelixis, Inc. (a)	125,498
451	Fate Therapeutics, Inc. (a)	41,009
2,514	Fennec Pharmaceuticals, Inc. - ADR (a)	18,729
451	FibroGen, Inc. (a)	16,728
1,539	Flexion Therapeutics, Inc. (a)	17,760
850	Frequency Therapeutics, Inc. (a)	29,971
1,156	Halozyme Therapeutics, Inc. (a)	49,373
2,876	Ideaya Biosciences, Inc. (a)	40,264
4,239	ImmunoGen, Inc. (a)	27,342
470	Immunovant, Inc. (a)	21,709
1,871	Inovio Pharmaceuticals, Inc. (a)(b)	16,558
495	Insmed, Inc. (a)	16,479
627	Intellia Therapeutics, Inc. (a)	34,109
965	Invitae Corp. (a)	40,347
959	Ionis Pharmaceuticals, Inc. (a)(b)	54,222
852	Iovance Biotherapeutics, Inc. (a)(b)	39,533
4,300	Ironwood Pharmaceuticals, Inc. - Class A (a)	48,977
4,089	Kadmon Holdings, Inc. (a)	16,969
204	Karuna Therapeutics, Inc. (a)	20,724
978	Kiniksa Pharmaceuticals Ltd. - Class A - ADR (a)	17,281
330	Kodiak Sciences, Inc. (a)	48,480
471	Kura Oncology, Inc. (a)	15,383
7,439	MannKind Corp. (a)	23,284
902	Mersana Therapeutics, Inc. (a)	24,002
382	Mirati Therapeutics, Inc. (a)	83,902
6,072	Myriad Genetics, Inc. (a)	120,074
2,144	NantKwest, Inc. (a)	28,580
1,000	Natera, Inc. (a)	99,520
832	Neurocrine Biosciences, Inc. (a)	79,747
407	Novavax, Inc. (a)(b)	45,385
4,629	OPKO Health, Inc. (a)(b)	18,285
738	Protagonist Therapeutics, Inc. (a)	14,878
491	PTC Therapeutics, Inc. (a)	29,966
8,126	Puma Biotechnology, Inc. (a)	83,373
2,675	Radius Health, Inc. (a)	47,775
379	Repligen Corp. (a)	72,628
808	Replimune Group, Inc. (a)	30,825
610	Rocket Pharmaceuticals, Inc. (a)	33,452
1,474	Sangamo Therapeutics, Inc. (a)	23,002
590	Sarepta Therapeutics, Inc. (a)	100,589
348	Scholar Rock Holding Corp. (a)	16,888
7,262	Selecta Biosciences, Inc. (a)	22,004
1,374	SERES THERAPEUTICS, Inc. (a)	33,663
2,671	Sorrento Therapeutics, Inc. (a)(b)	18,230
339	SpringWorks Therapeutics, Inc. (a)	24,584
6,964	Stereotaxis, Inc. (a)	35,447
284	Stoke Therapeutics, Inc. (a)	17,588
778	Sutro Biopharma, Inc. (a)	16,890
871	Syndax Pharmaceuticals, Inc. (a)	19,371
2,005	Syros Pharmaceuticals, Inc. (a)(b)	21,754
1,046	TG Therapeutics, Inc. (a)	54,413
1,489	Translate Bio, Inc. (a)	27,442
713	Travere Therapeutics, Inc. (a)	19,433
231	Turning Point Therapeutics, Inc. (a)	28,147
316	Twist Bioscience Corp. (a)	44,648
423	Ultragenyx Pharmaceutical, Inc. (a)	58,556
1,170	United Therapeutics Corp. (a)	177,594
6,125	Vanda Pharmaceuticals, Inc. (a)	80,482
2,480	Vaxart, Inc. (a)(b)	14,161
6,795	VBI Vaccines, Inc. - ADR (a)	18,686
1,199	Veracyte, Inc. (a)	58,679
3,438	Vericel Corp. (a)	106,165
546	Viela Bio, Inc. (a)	19,640
832	Vir Biotechnology, Inc. (a)	22,281
1,277	XBiotech, Inc. - ADR (a)	19,985
665	Xencor, Inc. (a)	29,014
458	Y-mAbs Therapeutics, Inc. (a)	22,676
		4,116,655
	Building Products - 1.94%
1,860	A. O. Smith Corp. - Class A	101,965
727	AAON, Inc.	48,440
599	Advanced Drainage Systems, Inc.	50,064
995	Allegion PLC - ADR	115,798
2,306	Alpha Pro Tech, Ltd. (a)	25,712
363	American Woodmark Corp. (a)	34,068
897	Apogee Enterprises, Inc. (b)	28,417
528	Armstrong World Industries, Inc.	39,278
3,845	Builders FirstSource, Inc. (a)	156,914
1,959	Caesarstone, Ltd. - ADR	25,252
4,991	Cornerstone Building Brands, Inc. (a)	46,316
450	CSW Industrials, Inc.	50,359
1,905	Fortune Brands Home & Security, Inc.	163,297
1,017	Griffon Corp.	20,726
1,046	Insteel Industries, Inc.	23,294
2,018	JELD-WEN Holding, Inc. (a)	51,176
443	Lennox International, Inc. (b)	121,369
353	Masonite International Corp. - ADR (a)	34,714
1,361	Owens Corning, Inc.	103,109
485	Patrick Industries, Inc.	33,150
1,608	PGT Innovations, Inc. (a)	32,707
1,328	Quanex Building Products Corp. (b)	29,442
1,857	Resideo Technologies, Inc. (a)	39,480
749	Simpson Manufacturing Co., Inc.	69,994
2,048	Trex Co., Inc. (a)(b)	171,459
1,254	UFP Industries, Inc.	69,660
		1,686,160
	Capital Markets - 2.41%
287	Affiliated Managers Group, Inc.	29,188
1,462	Ares Management Corp. - Class A	68,787
1,629	Artisan Partners Asset Management, Inc. - Class A	82,004
1,168	B. Riley Financial, Inc.	51,649
4,399	Brightsphere Investment Group, Inc.	84,813
733	Cohen & Steers, Inc.	54,462
2,109	Cowen Group, Inc. - Class A	54,813
214	Diamond Hill Investment Group, Inc.	31,944
3,531	Donnelley Financial Solutions, Inc. (a)	59,921
1,675	Eaton Vance Corp.	113,783
762	Evercore, Inc. - Class A	83,546
539	FactSet Research Systems, Inc.	179,217
1,946	Federated Investors, Inc. - Class B	56,220
681	Focus Financial Partners, Inc. - Class A (a)	29,623
2,298	GAMCO Investors, Inc. - Class A	40,767
733	Hamilton Lane, Inc.	57,211
748	Houlihan Lokey, Inc.	50,288
3,088	Invesco Ltd. - ADR	53,824
1,871	Lazard, Ltd. - Class A - ADR	79,143
1,383	LPL Financial Holdings, Inc.	144,136
1,150	Moelis & Co. - Class A	53,774
478	Morningstar, Inc.	110,690
705	Oppenheimer Holdings, Inc. - Class A	22,158
324	Piper Jaffray Cos.	32,692
874	PJT Partners, Inc. - Class A	65,768
3,100	Pzena Investment Management, Inc. - Class A	22,630
1,551	SEI Investments Co.	89,136
1,765	Silvercrest Asset Management Group, Inc. - Class A	24,516
1,617	Stifel Financial Corp. (b)	81,594
655	StoneX Group, Inc. (a)	37,924
1,834	Virtu Financial, Inc. - Class A	46,162
241	Virtus Investment Partners, Inc.	52,297
1,922	Waddell & Reed Financial, Inc. - Class A (b)	48,953
		2,093,633
	Chemicals - 1.61%
4,602	Advanced Emissions Solutions, Inc. (a)	25,311
7,136	AgroFresh Solutions, Inc. (a)	16,199
602	Albemarle Corp.	88,807
358	Ashland Global Holdings, Inc. (b)	28,354
799	Avient Corp.	32,184
1,344	Axalta Coating Systems, Ltd. - ADR (a)	38,371
544	Cabot Corp.	24,415
1,971	CF Industries Holdings, Inc.	76,297
222	Chase Corp.	22,424
2,064	Element Solutions, Inc.	36,595
1,455	FutureFuel Corp.	18,479
431	H.B. Fuller Co.	22,360
474	Hawkins, Inc.	24,795
2,022	Huntsman Corp.	50,833
304	Ingevity Corp. (a)	23,022
223	Innospec, Inc.	20,233
1,373	Intrepid Potash, Inc. (a)	33,158
1,084	Koppers Holdings, Inc. (a)	33,777
1,489	Kraton Corp. (a)	41,379
2,242	Livent Corp. (a)	42,239
304	Minerals Technologies, Inc.	18,884
81	NewMarket Corp.	32,262
1,503	Olin Corp.	36,914
1,891	Orion Engineered Carbons SA - ADR (a)	32,412
1,415	PQ Group Holdings, Inc.	20,178
79	Quaker Chemical Corp. (b)	20,018
1,372	RPM International, Inc.	124,550
298	Sensient Technologies Corp.	21,983
279	Stepan Co.	33,290
1,666	The Chemours Co.	41,300
3,473	The Mosaic Co.	79,914
473	The Scotts Miracle-Gro Co. - Class A	94,193
3,209	Trecora Resources (a)	22,431
2,871	Tronox Holdings PLC - Class A - ADR	41,974
2,407	Valvoline, Inc.	55,698
285	Westlake Chemical Corp.	23,256
		1,398,489
	Commercial Services & Supplies - 1.60%
595	ABM Industries, Inc.	22,515
2,731	ACCO Brands Corp.	23,077
2,505	ADT, Inc.	19,664
858	Avery Dennison Corp.	133,084
1,573	BrightView Holdings, Inc. (a)	23,784
1,008	Casella Waste Systems, Inc. - Class A (a)	62,446
470	Cimpress Plc - ADR (a)	41,238
319	Clean Harbors, Inc. (a)	24,276
759	Comfort Systems USA, Inc.	39,969
1,550	Deluxe Corp.	45,260
681	Healthcare Services Group, Inc.	19,136
1,750	Herman Miller, Inc.	59,150
1,219	HNI Corp.	42,007
1,008	IAA, Inc. (a)	65,500
3,635	Interface, Inc.	38,167
1,536	KAR Auction Services, Inc. (a)	28,585
4,551	Kimball International, Inc. - Class B	54,384
2,167	Knoll, Inc.	31,812
476	MSA Safety, Inc. (b)	71,110
5,861	NL Industries, Inc.	28,016
11,990	Orion Energy Systems, Inc. (a)	118,341
5,960	Pitney Bowes, Inc. (b)	36,714
6,136	Quad/Graphics, Inc. (a)	23,439
1,145	SP Plus Corp. (a)	33,010
2,956	Steelcase, Inc. - Class A	40,054
500	Stericycle, Inc. (a)	34,665
2,235	Sykes Enterprises, Inc. (a)	84,192
5,171	Team, Inc. (a)	56,364
568	Tetra Tech, Inc.	65,763
370	The Brinks Co.	26,640
		1,392,362
	Communications Equipment - 1.23%
421	Acacia Communications, Inc. (a)	30,716
1,732	ADTRAN, Inc.	25,582
3,543	Calix, Inc. (a)	105,440
4,213	Cambium Networks Corp. - ADR (a)	105,662
4,257	Casa Systems, Inc. (a)	26,266
2,543	Ciena Corp. (a)	134,398
1,147	Clearfield, Inc. (a)	28,354
2,581	CommScope Holding Co., Inc. (a)	34,585
1,468	Digi International, Inc. (a)	27,745
1,541	DZS, Inc. (a)	23,839
12,420	Extreme Networks, Inc. (a)	85,574
3,420	Harmonic, Inc. (a)	25,274
2,709	Inseego Corp. (a)(b)	41,908
734	Lumentum Holdings, Inc. (a)	69,583
795	NETGEAR, Inc. (a)(b)	32,301
1,520	NetScout Systems, Inc. (a)	41,678
4,950	PCTEL, Inc.	32,521
1,522	Plantronics, Inc. (a)	41,140
12,569	Ribbon Communications, Inc. (a)	82,453
27,188	Seachange International, Inc. (a)	38,063
2,605	Viavi Solutions, Inc. (a)	39,010
		1,072,092
	Construction & Engineering - 1.30%
2,045	AECOM (a)	101,800
1,248	Aegion Corp. (a)	23,699
1,005	Ameresco, Inc. (a)(b)	52,501
1,053	API Group Corp. (a)	19,112
660	Arcosa, Inc.	36,254
1,006	Construction Partners, Inc. - Class A (a)	29,285
504	Dycom Industries, Inc. (a)	38,062
681	EMCOR Group, Inc.	62,284
2,947	Great Lakes Dredge & Dock Corp. (a)	38,812
5,921	HC2 Holdings, Inc. (a)	19,302
1,189	IES Holdings, Inc. (a)	54,742
1,211	Jacobs Engineering Group, Inc.	131,951
3,313	KBR, Inc.	102,471
789	MasTec, Inc. (a)(b)	53,794
437	MYR Group, Inc. (a)	26,264
707	Northwest Pipe Co. (a)	20,008
500	NV5 Global, Inc. (a)	39,390
1,178	Primoris Services Corp.	32,525
1,717	Quanta Services, Inc. (b)	123,658
1,820	Sterling Construction Co., Inc. (a)	33,870
5,156	Tutor Perini Corp. (a)	66,770
1,215	WillScot Mobile Mini Holdings Corp. (a)(b)	28,152
		1,134,706
	Construction Materials - 0.16%
211	Eagle Materials, Inc. (a)	21,385
2,880	Forterra, Inc. (a)	49,522
1,257	Summit Materials, Inc. - Class A (a)	25,240
1,128	US Concrete, Inc. (a)	45,086
		141,233
	Consumer Finance - 1.01%
3,038	Ally Financial, Inc.	108,335
2,036	Atlanticus Holdings Corp. (a)	50,147
203	Credit Acceptance Corp. (a)	70,266
4,960	Curo Group Holdings Corp.	71,077
2,599	Enova International, Inc. (a)	64,377
395	FirstCash, Inc.	27,666
661	Green Dot Corp. - Class A (a)	36,884
6,122	Navient Corp.	60,118
510	Nelnet, Inc. - Class A	36,332
2,326	OneMain Holdings, Inc.	112,020
648	PRA Group, Inc. (a)	25,700
572	PROG Holdings, Inc.	30,814
2,519	Regional Management Corp.	75,217
2,055	Santander Consumer USA Holdings, Inc. (a)	45,251
5,225	SLM Corp.	64,738
		878,942
	Containers & Packaging - 0.83%
414	AptarGroup, Inc.	56,672
1,518	Berry Plastics Group, Inc. (a)	85,296
1,242	Crown Holdings, Inc. (a)	124,448
2,192	Graphic Packaging Holding Co.	37,132
518	Greif, Inc. - Class A	24,284
436	Greif, Inc. - Class B	21,094
2,215	Myers Industries, Inc.	46,028
1,663	O-I Glass, Inc. (a)	19,790
949	Packaging Corp. of America (b)	130,877
1,954	Ranpak Holdings Corp. (a)	26,262
1,349	Sealed Air Corp.	61,771
990	Silgan Holdings, Inc.	36,709
538	Sonoco Products Co.	31,877
394	UFP Technologies, Inc. (a)	18,360
		720,600
	Distributors - 0.17%
1,251	Core-Mark Holding Co., Inc.	36,742
4,607	Funko, Inc. (a)	47,821
8,759	Greenlane Holdings, Inc. - Class A (a)	34,686
2,185	VOXX International Corp. (a)	27,880
		147,129
	Diversified Consumer Services - 1.32%
1,613	Adtalem Global Education, Inc. (a)	54,761
1,527	American Public Education, Inc. (a)	46,543
2,211	Aspen Group, Inc. (a)	24,609
303	Bright Horizons Family Solutions, Inc. (a)	52,416
1,028	Carriage Services, Inc.	32,197
693	Chegg, Inc. (a)	62,599
1,795	Collectors Universe, Inc.	135,343
7,799	Envela Corp. (a)	40,555
1,340	frontdoor, Inc. (a)	67,281
80	Graham Holdings Co. - Class B	42,670
410	Grand Canyon Education, Inc. (a)	38,175
1,559	H&R Block, Inc.	24,726
1,493	Hillenbrand, Inc.	59,421
16,396	Houghton Mifflin Harcourt Co. (a)	54,599
3,032	Laureate Education, Inc. - Class A (a)	44,146
841	Matthews International Corp. - Class A	24,725
4,091	Perdoceo Education Corp. (a)	51,669
1,362	Service Corp. International	66,874
221	Strategic Education, Inc.	21,068
2,317	Stride, Inc. (a)	49,190
1,069	Terminix Global Holdings, Inc. (a)	54,530
5,814	Universal Technical Institute, Inc. (a)	37,559
795	Vivint Smart Home, Inc. (a)	16,496
2,012	WW International, Inc. (a)	49,093
		1,151,245
	Diversified Financial Services - 0.38%
698	A-Mark Precious Metals, Inc.	17,904
1,942	Cannae Holdings, Inc. (a)	85,972
898	Encore Capital Group, Inc. (a)(b)	34,977
2,954	Jefferies Financial Group, Inc.	72,668
1,429	Voya Financial, Inc.	84,040
361	World Acceptance Corp. (a)	36,901
		332,462
	Diversified Telecommunication Services - 0.50%
10,254	Alaska Communications Systems Group, Inc. (a)	37,837
270	Bandwidth, Inc. - Class A (a)(b)	41,491
558	Cogent Communications Holdings, Inc.	33,408
3,839	Consolidated Communications Holdings, Inc. (a)	18,773
3,765	Genasys, Inc. (a)	24,548
4,629	IDT Corp. - Class B (a)	57,214
658	Iridium Communications, Inc. (a)	25,876
3,341	Ooma, Inc. (a)	48,110
7,853	ORBCOMM, Inc. (a)	58,269
6,705	Vonage Holdings Corp. (a)	86,327
		431,853
	Electric Utilities - 0.42%
6,794	Genie Energy Ltd. - Class B	48,985
1,019	Hawaiian Electric Industries, Inc.	36,062
295	IDACORP, Inc.	28,329
1,391	OGE Energy Corp.	44,317
3,524	PG&E Corp. (a)	43,909
523	Pinnacle West Capital Corp.	41,814
415	PNM Resources, Inc.	20,140
648	Portland General Electric Co.	27,715
7,364	Spark Energy, Inc. - Class A	70,474
		361,745
	Electrical Equipment - 2.06%
677	Acuity Brands, Inc. (b)	81,978
510	Allied Motion Technologies, Inc.	26,061
1,166	American Superconductor Corp. (a)	27,308
1,079	Atkore International Group, Inc. (a)	44,358
417	AZZ, Inc.	19,782
462	Belden, Inc.	19,358
838	Bloom Energy Corp. - Class A (a)	24,017
926	Brady Corp. - Class A	48,911
358	Encore Wire Corp.	21,684
327	EnerSys	27,161
1,965	Enphase Energy, Inc. (a)	344,798
656	Franklin Electric Co., Inc.	45,402
6,157	FuelCell Energy, Inc. (a)	68,774
678	Generac Holdings, Inc. (a)	154,184
3,356	GrafTech International, Ltd.	35,775
582	Hubbell, Inc.	91,252
649	II-VI, Inc. (a)(b)	49,298
7,184	LSI Industries, Inc.	61,495
1,048	nVent Electric PLC - ADR	24,408
3,132	Plug Power, Inc. (a)(b)	106,206
746	Powell Industries, Inc.	21,999
287	Preformed Line Products Co.	19,642
526	Regal Beloit Corp. (b)	64,598
1,068	Sensata Technologies Holding PLC - ADR (a)	56,326
1,369	Sunrun, Inc. (a)	94,981
1,820	Thermon Group Holdings, Inc. (a)	28,447
542	TPI Composites, Inc. (a)	28,607
1,573	Vertiv Holdings Co.	29,368
849	Vicor Corp. (a)	78,295
362	Woodward Governor Co.	43,994
		1,788,467
	Electronic Equipment, Instruments & Components - 2.04%
2,584	Arlo Technologies, Inc. (a)	20,129
863	Arrow Electronics, Inc. (a)	83,970
1,197	Avnet, Inc.	42,027
1,530	Bel Fuse, Inc. - Class B	22,996
1,066	Benchmark Electronics, Inc.	28,793
1,665	Cognex Corp.	133,675
275	Coherent, Inc. (a)	41,255
3,905	Daktronics, Inc. (a)	18,275
764	Dolby Laboratories, Inc. - Class A	74,207
650	Fabrinet - ADR (a)	50,433
394	FARO Technologies, Inc. (a)	27,828
4,295	Fitbit, Inc. - Class A (a)	29,206
1,161	FLIR Systems, Inc.	50,887
832	Insight Enterprises, Inc. (a)	63,307
5,229	Iteris, Inc. (a)	29,544
503	Itron, Inc. (a)(b)	48,238
1,469	Jabil, Inc.	62,477
1,595	Kimball Electronics, Inc. (a)	25,504
1,326	Knowles Corp. (a)	24,438
107	Littelfuse, Inc.	27,249
4,507	Luna Innovations, Inc. (a)	44,529
788	Methode Electronics, Inc.	30,165
1,714	Napco Security Technologies, Inc. (a)	44,941
2,025	National Instruments Corp.	88,978
609	nLight, Inc. (a)	19,884
501	Novanta, Inc. - ADR (a)	59,228
244	OSI Systems, Inc. (a)	22,746
874	PAR Technology Corp. (a)	54,878
926	PC Connection, Inc.	43,791
369	Plexus Corp. (a)	28,859
166	Rogers Corp. (a)	25,778
1,129	Sanmina Corp. (a)	36,004
1,282	ScanSource, Inc. (a)	33,819
583	SYNNEX Corp. (a)	47,479
2,532	Trimble, Inc. (a)	169,062
1,874	TTM Technologies, Inc. (a)	25,852
227	Universal Display Corp.	52,165
1,951	Vishay Intertechnology, Inc.	40,405
		1,773,001
	Energy Equipment & Services - 0.31%
1,986	Aspen Aerogels, Inc. (a)	33,146
956	Helmerich & Payne, Inc.	22,141
2,111	National Oilwell Varco, Inc. (a)	28,984
11,309	Newpark Resources, Inc. (a)	21,713
9,321	NexTier Oilfield Solutions, Inc. (a)	32,064
4,821	Oil States International, Inc. (a)	24,202
4,342	Patterson-UTI Energy, Inc.	22,839
5,761	ProPetro Holding Corp. (a)	42,574
496	Seacor Holdings, Inc. (a)	20,559
4,260	Select Energy Services, Inc. - Class A (a)	17,466
		265,688
	Entertainment - 0.26%
5,123	Glu Mobile, Inc. (a)	46,158
1,223	Liberty Media Corp. - Liberty Formula One - Class C (a)	52,100
2,092	Lions Gate Entertainment Corp. - Class A - ADR (a)(b)	23,786
2,917	Lions Gate Entertainment Corp. - Class B - ADR (a)	30,278
7,616	Zynga, Inc. - Class A (a)(b)	75,170
		227,492
	Food & Staples Retailing - 1.04%
2,426	BJ's Wholesale Club Holdings, Inc. (a)(b)	90,441
532	Casey's General Stores, Inc. (b)	95,026
1,065	Grocery Outlet Holding Corp. (a)(b)	41,801
1,090	Ingles Markets, Inc. - Class A	46,499
2,198	Natural Grocers by Vitamin Cottage, Inc.	30,201
2,866	Performance Food Group Co. (a)	136,450
396	PriceSmart, Inc.	36,072
2,111	Rite Aid Corp. (a)	33,417
2,533	SpartanNash Co.	44,100
2,724	Sprouts Farmers Market, Inc. (a)	54,752
1,314	The Chefs' Warehouse, Inc. (a)	33,757
3,654	United Natural Foods, Inc. (a)(b)	58,354
3,862	US Foods Holding Corp. (a)	128,643
1,158	Village Super Market, Inc. - Class A	25,546
1,093	Weis Markets, Inc.	52,256
		907,315
	Food Products - 1.25%
799	Alico, Inc.	24,785
1,325	B&G Foods, Inc. (b)	36,742
375	Beyond Meat, Inc. (a)(b)	46,875
724	Bunge Ltd. - ADR	47,480
1,576	Darling International, Inc. (a)	90,904
6,826	Farmer Brothers Co. (a)	31,877
3,135	Flowers Foods, Inc.	70,945
1,431	Fresh Del Monte Produce, Inc. - ADR	34,444
1,169	Freshpet, Inc. (a)	165,986
2,081	Hostess Brands, Inc. (a)	30,466
889	Ingredion, Inc. (b)	69,938
160	J&J Snack Foods Corp.	24,859
272	John B. Sanfilippo & Son, Inc.	21,450
1,685	Lamb Weston Holdings, Inc.	132,677
242	Lancaster Colony Corp. (b)	44,463
1,107	Pilgrim's Pride Corp. (a)	21,708
711	Post Holdings, Inc. (a)	71,818
142	Sanderson Farms, Inc.	18,772
912	Seneca Foods Corp. - Class A (a)	36,389
545	The Hain Celestial Group, Inc. (a)	21,882
965	TreeHouse Foods, Inc. (a)(b)	41,003
		1,085,463
	Gas Utilities - 0.23%
728	Brookfield Infrastructure Corp. - Class A - ADR	52,634
2,083	EQT Corp. (a)(b)	26,475
295	Southwest Gas Holdings, Inc.	17,921
289	Spire, Inc.	18,508
2,322	UGI Corp.	81,177
		196,715
	Health Care Equipment & Supplies - 3.52%
6,304	Accuray, Inc. (a)	26,288
5,925	Alphatec Holdings, Inc. (a)	86,031
2,151	AngioDynamics, Inc. (a)	32,975
1,178	Anika Therapeutics, Inc. (a)	53,316
10,317	Antares Pharma, Inc. (a)	41,165
5,033	Aspira Womens Health, Inc. (a)	33,771
884	AtriCure, Inc. (a)	49,212
50	Atrion Corp.	32,112
372	Avanos Medical, Inc. (a)	17,067
1,754	AxoGen, Inc. (a)	31,397
390	Axonics Modulation Technologies, Inc. (a)(b)	19,469
490	Cantel Medical Corp. (a)	38,641
1,253	Cardiovascular Systems, Inc. (a)	54,831
2,668	Cerus Corp. (a)	18,463
3,935	Chembio Diagnostics, Inc. (a)(b)	18,691
2,931	Co-Diagnostics, Inc. (a)(b)	27,258
304	CONMED Corp.	34,048
920	CryoPort, Inc. (a)	40,370
2,317	Cutera, Inc. (a)	55,863
4,203	CytoSorbents Corp. (a)	33,498
3,220	Electromed, Inc. (a)	31,588
878	Envista Holdings Corp. (a)	29,615
877	ESC Wright Medical Group NV (a)(d)(e)(f)	–
1,219	FONAR Corp. (a)	21,162
2,359	GenMark Diagnostics, Inc. (a)	34,441
232	Glaukos Corp. (a)	17,460
1,783	Globus Medical, Inc. - Class A (a)	116,287
776	Haemonetics Corp. (a)	92,150
216	Heska Corp. (a)	31,460
974	Hill-Rom Holdings, Inc.	95,423
177	ICU Medical, Inc. (a)	37,965
510	Inogen, Inc. (a)	22,787
579	Integer Holdings Corp. (a)	47,009
593	Integra LifeSciences Holdings Corp. (a)	38,498
3,443	Invacare Corp. (a)	30,815
901	iRadimed Corp. (a)	20,543
580	iRhythm Technologies, Inc. (a)	137,582
2,124	Lantheus Holdings, Inc. (a)	28,653
1,427	LeMaitre Vascular, Inc.	57,793
4,429	Meridian Bioscience, Inc. (a)	82,778
534	Merit Medical Systems, Inc. (a)	29,642
2,157	Natus Medical, Inc. (a)	43,226
382	Neogen Corp. (a)	30,293
1,245	Novocure, Ltd. - ADR (a)	215,435
1,210	NuVasive, Inc. (a)	68,159
1,567	Ocular Therapeutix, Inc. (a)	32,437
1,924	OraSure Technologies, Inc. (a)	20,365
1,490	Orthofix Medical, Inc. (a)(b)	64,040
474	Penumbra, Inc. (a)(b)	82,950
564	Quidel Corp. (a)	101,323
3,947	Retractable Technologies, Inc. (a)(b)	42,391
2,448	SeaSpine Holdings Corp. (a)	42,718
200	Shockwave Medical, Inc. (a)(b)	20,744
567	Silk Road Medical, Inc. (a)	35,710
2,027	STAAR Surgical Co. (a)	160,579
9,095	Surgalign Holdings, Inc. (a)	19,918
721	SurModics, Inc. (a)	31,378
1,467	Tactile Systems Technology, Inc. (a)(b)	65,927
1,260	Tandem Diabetes Care, Inc. (a)	120,557
882	Vapotherm, Inc. (a)	23,690
1,990	Varex Imaging Corp. (a)	33,193
4,160	Zynex, Inc. (a)	55,994
		3,059,144
	Health Care Providers & Services - 3.84%
417	1Life Healthcare, Inc. (a)	18,202
2,050	Acadia Healthcare Co., Inc. (a)	103,033
638	AdaptHealth Corp. (a)	23,963
435	Addus HomeCare Corp. (a)	50,934
925	Amedisys, Inc. (a)	271,330
4,095	American Renal Associates Holdings, Inc. (a)	46,888
1,206	AMN Healthcare Services, Inc. (a)	82,310
1,015	BioTelemetry, Inc. (a)	73,161
13,836	Brookdale Senior Living, Inc. (a)	61,294
234	Chemed Corp.	124,631
4,836	Community Health Systems, Inc. (a)	35,931
359	CorVel Corp. (a)	38,054
2,025	Covetrus, Inc. (a)	58,199
7,393	Cross Country Healthcare, Inc. (a)	65,576
1,150	Encompass Health Corp. (b)	95,094
2,757	Five Star Senior Living, Inc. (a)	19,023
795	Fulgent Genetics, Inc. (a)(b)	41,420
421	Guardant Health, Inc. (a)	54,258
1,119	Hanger Orthopedic Group, Inc. (a)	24,607
475	HMS Holdings Corp. (a)	17,456
3,300	InfuSystem Holdings, Inc. (a)	61,974
437	LHC Group, Inc. (a)	93,221
854	Magellan Health Services, Inc. (a)	70,745
3,306	MEDNAX, Inc. (a)(b)	81,129
1,059	Molina Healthcare, Inc. (a)	225,228
414	National HealthCare Corp.	27,494
1,763	National Research Corp. - Class A (a)	75,368
1,589	Ontrak, Inc. (a)	98,184
2,095	Option Care Health, Inc. (a)	32,766
6,995	Owens & Minor, Inc.	189,215
2,306	Patterson Cos., Inc. (b)	68,327
1,170	PerkinElmer, Inc.	167,895
556	PetIQ, Inc. (a)	21,378
848	Premier, Inc. - Class A	29,765
491	Providence Service Corp. (a)(b)	68,067
2,564	R1 RCM, Inc. (a)	61,587
3,599	RadNet, Inc. (a)	70,432
3,274	Select Medical Holdings Corp. (a)	90,559
2,703	Sharps Compliance Corp. (a)	25,543
3,463	Surgery Partners, Inc. (a)	100,462
2,294	Tenet Healthcare Corp. (a)	91,599
898	The Ensign Group, Inc.	65,482
2,113	The Joint Corp (a)	55,487
393	The Pennant Group, Inc. (a)	22,818
3,610	Tivity Health, Inc. (a)	70,720
2,225	Triple-S Management Corp. - Class B - ADR (a)	47,504
208	Trupanion, Inc. (a)	24,900
		3,343,213
	Health Care Technology - 0.79%
3,871	Allscripts Healthcare Solutions, Inc. (a)(b)	55,897
825	BioLife Solutions, Inc. (a)	32,909
1,687	Change Healthcare, Inc. (a)	31,463
1,866	Computer Programs & Systems, Inc. (a)	50,083
1,968	Evolent Health, Inc. - Class A (a)(b)	31,547
450	Health Catalyst, Inc. (a)	19,588
3,868	iCAD, Inc. (a)	51,058
1,016	Inovalon Holdings, Inc. (a)(b)	18,461
477	Inspire Medical Systems, Inc. (a)	89,719
6,097	NextGen Healthcare, Inc. (a)	111,209
482	Omnicell, Inc. (a)	57,850
584	OptimizeRx Corp. (a)	18,197
324	Phreesia, Inc. (a)	17,580
210	Schrodinger, Inc. (a)(b)	16,628
592	Simulations Plus, Inc.	42,577
958	Vocera Communications, Inc. (a)	39,786
		684,552
	Hotels, Restaurants & Leisure - 1.88%
1,464	Aramark	56,335
34	Biglari Holdings, Inc. - Class A (a)	19,890
327	Biglari Holdings, Inc. - Class B (a)	36,362
1,157	BJ's Restaurants, Inc. (a)	44,533
3,651	Bluegreen Vacations Corp.	28,989
2,006	Bluegreen Vacations Holding Corp. (a)	27,141
1,048	Boyd Gaming Corp. (a)	44,980
729	Brinker International, Inc. (a)	41,240
1,270	Caesars Entertainment, Inc. (a)	94,323
3,135	Callaway Golf Co. (a)	75,271
354	Churchill Downs, Inc.	68,956
1,016	Chuy's Holdings, Inc. (a)	26,914
5,046	Del Taco Restaurants, Inc. (a)	45,717
433	Dine Brands Global, Inc. (a)	25,114
1,638	El Pollo Loco Holdings, Inc. (a)	29,648
2,817	Everi Holdings, Inc. (a)	38,903
3,939	Fiesta Restaurant Group, Inc. (a)(b)	44,905
794	Hilton Grand Vacations, Inc. (a)	24,892
3,100	International Game Technology Plc (a)	52,514
252	Jack in the Box, Inc.	23,386
503	Marriott Vacations Worldwide Corp. (a)(b)	69,022
405	Monarch Casino & Resort, Inc. (a)	24,794
618	Papa John's International, Inc. (b)	52,437
1,574	Penn National Gaming, Inc. (a)	135,946
518	Planet Fitness, Inc. - Class A (a)	40,212
6,904	PlayAGS, Inc. (a)	49,709
1,648	RCI Hospitality Holdings, Inc. (b)	64,997
1,433	Scientific Games Corp. - Class A (a)	59,455
192	Shake Shack, Inc. (a)	16,278
16,049	Target Hospitality Corp. (a)	25,357
578	Texas Roadhouse, Inc. (a)	45,176
1,114	The Wendy's Co.	24,419
162	Vail Resorts, Inc. (a)(b)	45,191
614	Wingstop, Inc.	81,386
409	Wyndham Destinations, Inc.	18,348
610	Wyndham Hotels & Resorts Inc.	36,258
		1,638,998
	Household Durables - 2.43%
1,900	Beazer Homes USA, Inc. (a)	28,785
4,771	Casper Sleep, Inc. (a)	29,342
114	Cavco Industries, Inc. (a)	20,001
692	Century Communities, Inc. (a)	30,296
2,485	Ethan Allen Interiors, Inc.	50,222
6,318	GoPro, Inc. - Class A (a)	52,313
2,156	Green Brick Partners, Inc. (a)	49,502
1,654	Hamilton Beach Brands Holding Co. - Class A	28,961
358	Helen of Troy, Ltd. - ADR (a)(b)	79,544
690	Hooker Furniture Corp.	22,252
549	Installed Building Products, Inc. (a)	55,960
689	iRobot Corp. (a)	55,320
1,716	KB Home	57,520
1,375	La-Z-Boy, Inc.	54,780
716	Leggett & Platt, Inc. (b)	31,719
233	LGI Homes, Inc. (a)	24,663
2,883	Lifetime Brands, Inc.	43,822
1,726	Lovesac Co. (a)(b)	74,373
402	M.D.C Holdings, Inc.	19,537
840	M/I Homes, Inc. (a)	37,204
563	Meritage Homes Corp. (a)	46,628
438	Mohawk Industries, Inc. (a)	61,736
2,946	Newell Rubbermaid, Inc.	62,544
46	NVR, Inc. (a)	187,673
2,867	PulteGroup, Inc.	123,625
4,336	Purple Innovation, Inc. (a)	142,828
1,203	Skyline Champion Corp. (a)	37,221
2,422	Sonos, Inc. (a)	56,651
2,083	Taylor Morrison Home Corp. - Class A (a)	53,429
3,064	Tempur Sealy International, Inc. (a)	82,728
1,872	Toll Brothers, Inc.	81,376
329	TopBuild Corp. (a)	60,562
2,754	TRI Pointe Group, Inc. (a)	47,506
4,955	Tupperware Brands Corp. (a)	160,492
2,153	Turtle Beach Corp. (a)(b)	46,397
400	Universal Electronics, Inc. (a)	20,984
		2,118,496
	Household Products - 0.29%
537	Central Garden & Pet Co. (a)	20,734
890	Central Garden & Pet Co. - Class A (a)	32,334
656	Oil-Dri Corp. of America	22,356
747	Spectrum Brands Holdings, Inc.	58,998
438	WD-40 Co.	116,368
		250,790
	Independent Power and Renewable Electricity Producers - 0.73%
24,162	Atlantic Power Corp. - ADR (a)	50,740
1,563	Brookfield Renewable Corp. - Class A - ADR	91,047
2,691	Clearway Energy, Inc. - Class A	79,519
3,175	Clearway Energy, Inc. - Class C	101,378
3,888	NRG Energy, Inc.	145,994
575	Sunnova Energy International, Inc. (a)	25,950
7,317	Vistra Energy Corp.	143,852
		638,480
	Industrial Conglomerates - 0.11%
590	Carlisle Companies, Inc.	92,146
	Insurance - 2.63%
95	Alleghany Corp.	57,351
2,136	American Equity Investment Life Holding Co.	59,082
733	American Financial Group, Inc.	64,225
245	American National Group, Inc.	23,549
619	AMERISAFE, Inc.	35,549
731	Assurant, Inc.	99,577
1,651	Assured Guaranty, Ltd. - ADR	51,990
642	Athene Holding, Ltd. - Class A - ADR (a)	27,696
762	Axis Capital Holdings, Ltd. - ADR	38,397
3,370	Brown & Brown, Inc.	159,772
574	BRP Group, Inc. - Class A (a)	17,203
1,532	CNO Financial Group, Inc.	34,056
306	eHealth, Inc. (a)	21,607
662	Employers Holdings, Inc.	21,310
123	Enstar Group Ltd. - ADR (a)	25,201
419	Erie Indemnity Co. - Class A (b)	102,906
537	Everest Re Group, Ltd. - ADR	125,706
461	FBL Financial Group, Inc. - Class A	24,207
2,066	First American Financial Corp.	106,668
6,765	Genworth Financial, Inc. (a)	25,572
1,415	Globe Life, Inc.	134,368
211	Goosehead Insurance, Inc. - Class A	26,324
424	HCI Group, Inc.	22,175
600	Horace Mann Educators Corp.	25,224
124	Investors Title Co.	18,972
470	James River Group Holdings, Ltd. - ADR	23,101
826	Kemper Corp.	63,462
338	Kinsale Capital Group, Inc.	67,644
560	Mercury General Corp.	29,238
1,771	National General Holdings Corp.	60,533
85	National Western Life Group, Inc. - Class A	17,547
2,234	Old Republic International Corp.	44,032
200	Palomar Holdings, Inc. (a)	17,768
626	Primerica, Inc.	83,840
686	Reinsurance Group of America, Inc.	79,507
623	RenaissanceRe Holdings, Ltd. - ADR	103,306
294	RLI Corp.	30,620
3,127	Security National Financial Corp. - Class A (a)	26,110
612	Selective Insurance Group, Inc.	40,992
507	Stewart Information Services Corp.	24,519
633	The Hanover Insurance Group, Inc.	74,010
2,048	Unum Group	46,981
1,656	W.R. Berkley Corp.	109,992
		2,291,889
	Interactive Media & Services - 0.67%
1,727	Cargurus, Inc. (a)	54,798
4,373	Cars.com, Inc. (a)	49,415
9,148	DHI Group, Inc. (a)	20,309
1,970	EverQuote, Inc. - Class A (a)(b)	73,580
2,403	QuinStreet, Inc. (a)	51,520
1,713	TripAdvisor, Inc. - Class A (a)	49,300
12,005	TrueCar, Inc. (a)	50,421
1,972	Yelp, Inc. - Class A (a)	64,425
442	Zillow Group, Inc. - Class A (a)(b)	60,085
840	Zillow Group, Inc. - Class C (a)	109,032
		582,885
	Internet & Direct Marketing Retail - 1.35%
3,202	1-800-Flowers.com, Inc. - Class A (a)(b)	83,252
4,468	CarParts.com, Inc. (a)	55,358
4,411	Duluth Holdings, Inc. - Class B (a)	46,580
1,482	Etsy, Inc. (a)	263,663
1,645	Groupon, Inc. (a)	62,502
558	GrubHub, Inc. (a)	41,443
2,840	Lands' End, Inc. (a)	61,259
665	Magnite, Inc. (a)	20,422
1,348	PetMed Express, Inc.	43,217
4,102	Qurate Retail, Inc. - Series A	44,999
931	Shutterstock, Inc. (b)	66,753
670	Stamps.com, Inc. (a)	131,447
1,901	Stitch Fix, Inc. - Class A (a)(b)	111,627
2,011	The RealReal, Inc. (a)	39,295
37,639	Waitr Holdings, Inc. (a)	104,636
		1,176,453
	IT Services - 3.48%
1,391	Alliance Data Systems Corp.	103,073
1,662	Amdocs Ltd. - ADR	117,886
1,843	Benefitfocus, Inc. (a)	26,687
1,286	Black Knight, Inc. (a)	113,618
2,269	Booz Allen Hamilton Holding Corp. - Class A	197,811
3,529	Brightcove, Inc. (a)	64,934
564	CACI International, Inc. - Class A (a)	140,622
1,873	Cardtronics PLC - Class A - ADR (a)	66,117
516	Cass Information Systems, Inc.	20,078
583	Concentrix Corp. (a)	57,542
14,412	Conduent, Inc. (a)	69,178
1,117	CoreLogic, Inc.	86,367
1,294	CSG Systems International, Inc.	58,321
4,239	DXC Technology Co. (a)	109,154
527	Euronet Worldwide, Inc. (a)	76,373
1,520	EVERTEC, Inc. - ADR	59,766
644	ExlService Holdings, Inc. (a)	54,824
893	Fastly, Inc. - Class A (a)(b)	78,021
2,720	Genpact, Ltd. - ADR	112,499
13,534	GTT Communications, Inc. (a)(b)	48,316
755	I3 Verticals, Inc. - Class A (a)	25,066
14,832	Information Services Group, Inc. (a)	48,649
2,412	International Money Express, Inc. (a)	37,434
6,579	Limelight Networks, Inc. (a)	26,250
297	LiveRamp Holdings, Inc. (a)	21,737
770	ManTech International Corp. - Class A	68,484
1,785	Maximus, Inc.	130,644
360	MongoDB, Inc. (a)(b)	129,254
2,526	NIC, Inc.	65,247
1,853	Perficient, Inc. (a)	88,296
3,120	Perspecta, Inc.	75,130
4,780	PFSweb, Inc. (a)	32,169
743	Repay Holdings Corp. (a)	20,247
1,071	Science Applications International Corp.	101,359
15,694	ServiceSource International, Inc. (a)	27,621
2,016	StoneCo, Ltd. - Class A - ADR (a)	169,183
3,658	The Hackett Group, Inc.	52,639
840	TTEC HLDGS, Inc.	61,261
2,231	Verra Mobility Corp. (a)	29,940
1,094	Virtusa Corp. (a)	55,936
512	WEX, Inc. (a)	104,207
		3,031,940
	Leisure Products - 1.30%
1,131	Acushnet Holdings Corp.	45,851
1,036	American Outdoor Brands, Inc. (a)	17,643
864	Brunswick Corp.	65,871
1,230	Clarus Corp.	18,942
797	Escalade, Inc.	16,872
509	Johnson Outdoors, Inc. - Class A	57,329
970	Malibu Boats, Inc. - Class A (a)	60,567
1,817	Marine Products Corp.	26,419
2,894	MasterCraft Boat Holdings, Inc. (a)	71,887
3,943	Mattel, Inc. (a)	68,805
4,591	Nautilus, Inc. (a)	83,281
852	Polaris Industries, Inc.	81,179
763	Pool Corp.	284,218
2,752	Smith & Wesson Brands, Inc. (b)	48,848
635	Sturm, Ruger & Co., Inc.	41,319
2,090	Vista Outdoor, Inc. (a)	49,658
1,328	YETI Holdings, Inc. (a)	90,928
		1,129,617
	Life Sciences Tools & Services - 1.51%
656	10X Genomics, Inc. - Class A (a)	92,890
434	Adaptive Biotechnologies Corp. (a)	25,662
325	Bio-Techne Corp.	103,204
1,583	Bruker Corp.	85,688
645	Charles River Laboratories International, Inc. (a)	161,160
6,109	ChromaDex Corp. (a)	29,323
22,010	Harvard Bioscience, Inc. (a)	94,423
1,706	Luminex Corp.	39,443
847	Medpace holdings, Inc. (a)	117,902
778	NanoString Technologies, Inc. (a)	52,033
1,351	NeoGenomics, Inc. (a)(b)	72,738
1,777	Pacific Biosciences of California, Inc. (a)	46,095
599	Personalis, Inc. (a)	21,929
734	PPD, Inc. (a)	25,117
791	PRA Health Sciences, Inc. (a)	99,223
2,299	QIAGEN NV - ADR (a)	121,502
426	Quanterix Corp. (a)	19,809
1,577	Syneos Health, Inc. (a)	107,441
		1,315,582
	Machinery - 3.22%
696	AGCO Corp.	71,751
225	Alamo Group, Inc.	31,039
270	Albany International Corp. - Class A	19,823
1,410	Allison Transmission Holdings, Inc.	60,813
1,361	Altra Industrial Motion Corp.	75,440
506	Astec Industries, Inc.	29,287
525	Badger Meter, Inc.	49,382
583	Barnes Group, Inc.	29,552
1,214	Blue Bird Corp. (a)	22,168
620	Chart Industries, Inc. (a)(b)	73,030
957	Colfax Corp. (a)	36,596
1,234	Columbus McKinnon Corp.	47,435
501	Crane Co.	38,908
803	DMC Global, Inc. (a)	34,730
1,525	Donaldson Co., Inc.	85,217
2,190	Energy Recovery, Inc. (a)	29,872
330	EnPro Industries, Inc.	24,922
1,477	Evoqua Water Technologies Corp. (a)	39,849
753	Federal Signal Corp.	24,977
743	Flowserve Corp. (b)	27,380
1,670	Gates Industrial Corp PLC - ADR (a)	21,309
2,035	Graco, Inc.	147,232
357	Hyster-Yale Materials Handling, Inc.	21,259
740	ITT, Inc.	56,995
581	John Bean Technologies Corp.	66,158
241	Kadant, Inc.	33,976
667	Kennametal, Inc.	24,172
781	Lincoln Electric Holdings, Inc.	90,791
154	Lindsay Corp.	19,783
2,208	Lydall, Inc. (a)	66,306
1,403	Meritor, Inc. (a)	39,158
710	Mueller Industries, Inc.	24,928
1,838	Mueller Water Products, Inc. - Class A	22,754
617	Nordson Corp.	123,986
635	Omega Flex, Inc.	92,710
697	Oshkosh Corp.	59,991
968	Park-Ohio Holdings Corp.	29,911
1,549	Pentair PLC - ADR	82,236
376	Proto Labs, Inc. (a)(b)	57,678
145	RBC Bearings, Inc. (a)	25,961
3,165	REV Group, Inc. (a)	27,884
1,015	Rexnord Corp.	40,082
748	Snap-on, Inc.	128,013
902	SPX Corp. (a)	49,195
586	SPX FLOW, Inc. (a)	33,965
456	Tennant Co.	31,998
1,043	Terex Corp. (a)	36,390
929	The Eastern Co.	22,389
1,844	The Manitowoc Co., Inc. (a)	24,544
350	The Middleby Corp. (a)(b)	45,122
931	The Shyft Group Inc	26,422
859	The Timken Co.	66,452
1,320	The Toro Co.	125,189
1,320	TriMas Corp. (a)	41,804
1,020	Trinity Industries, Inc.	26,918
166	Valmont Industries, Inc.	29,038
2,327	Wabash National Corp.	40,094
361	Watts Water Technologies, Inc. - Class A (b)	43,934
		2,798,898
	Marine - 0.06%
3,394	Costamere, Inc. - ADR	28,102
396	Kirby Corp. (a)	20,525
		48,627
	Media - 1.15%
722	AMC Networks, Inc. - Class A (a)	25,826
44	Cable One, Inc.	98,020
397	Cardlytics, Inc. (a)	56,680
12,915	Entercom Communications Corp. - Class A (a)	31,900
8,066	Fluent, Inc. (a)	42,830
1,370	Gray Television, Inc. (a)	24,509
2,219	iHeartMedia, Inc. - Class A (a)	28,803
870	John Wiley & Sons, Inc. - Class A (b)	39,724
1	Liberty Broadband Corp. - Class C (a)	149
2,496	Liberty Latin America Ltd. - Class A - ADR (a)	27,781
2,759	Liberty Latin America, Ltd. - Class C - ADR (a)	30,597
1,625	Meredith Corp. (a)	31,200
1,733	MSG Networks, Inc. - Class A (a)	25,544
2,997	News Corp. - Class A	53,856
990	News Corp. - Class B	17,592
529	Nexstar Media Group, Inc. - Class A	57,762
1,227	Sinclair Broadcast Group, Inc. - Class A	39,080
2,470	TechTarget, Inc. (a)	146,002
2,414	TEGNA, Inc.	33,675
3,321	The Interpublic Group of Companies, Inc.	78,110
2,099	The New York Times Co. - Class A	108,665
		998,305
	Metals & Mining - 1.06%
2,495	Alcoa Corp. (a)	57,510
2,128	Allegheny Technologies, Inc. (a)	35,687
941	Arconic Corp. (a)	28,042
2,355	Century Aluminum Co. (a)	25,976
1,878	Cleveland-Cliffs, Inc. (a)(b)	27,344
2,826	Coeur Mining, Inc. (a)	29,249
1,823	Commercial Metals Co.	37,444
503	Gibraltar Industries, Inc. (a)	36,186
5,106	Hecla Mining Co.	33,087
346	Kaiser Aluminum Corp.	34,219
540	Materion Corp.	34,409
2,048	Novagold Resources, Inc. - ADR (a)	19,804
2,390	Olympic Steel, Inc.	31,859
1,068	Reliance Steel & Aluminum Co.	127,893
361	Royal Gold, Inc.	38,396
5,265	Ryerson Holding Corp. (a)	71,815
1,101	Schnitzer Steel Industries, Inc. - Class A	35,133
2,359	Steel Dynamics, Inc.	86,976
6,980	SunCoke Energy, Inc.	30,363
5,105	TimkenSteel Corp. (a)	23,840
998	United States Steel Corp.	16,736
1,872	Warrior Met Coal, Inc.	39,911
483	Worthington Industries, Inc.	24,797
		926,676
	Multiline Retail - 0.53%
1,391	Big Lots, Inc.	59,715
1,318	Dillard's, Inc. - Class A (b)	83,100
2,778	Kohl's Corp. (a)(b)	113,037
8,172	Macy's, Inc. (a)(b)	91,935
1,814	Nordstrom, Inc. (a)(b)	56,615
645	Ollie's Bargain Outlet Holdings, Inc. (a)	52,742
		457,144
	Multi-Utilities - 0.10%
2,100	MDU Resources Group, Inc.	55,314
520	NorthWestern Corp.	30,321
		85,635
	Oil, Gas & Consumable Fuels - 0.55%
2,675	Antero Midstream Corp.	20,624
3,141	Antero Resources Corp. (a)	17,119
2,028	Apache Corp.	28,777
2,335	CNX Resources Corp. (a)	25,218
4,203	DHT Holdings, Inc. - ADR	21,982
2,527	Dorian LPG, Ltd. - ADR (a)	30,804
1,362	HollyFrontier Corp.	35,208
1,239	International Seaways, Inc. - ADR	20,233
3,363	Marathon Oil Corp.	22,431
6,499	Nordic American Tankers Ltd. - ADR	19,172
1,454	Ovintiv, Inc.	20,879
3,105	Range Resources Corp. (a)	20,804
1,442	Renewable Energy Group, Inc. (a)(b)	102,122
8,310	Southwestern Energy Co. (a)(b)	24,764
1,437	Targa Resources Corp.	37,908
1,111	World Fuel Services Corp.	34,619
		482,664
	Paper & Forest Products - 0.21%
1,083	Boise Cascade Co.	51,768
775	Clearwater Paper Corp. (a)	29,256
749	Domtar Corp. (a)	23,706
1,385	Glatfelter Corp.	22,686
978	Louisiana-Pacific Corp.	36,352
530	Schweitzer-Mauduit International, Inc.	21,311
		185,079
	Personal Products - 0.78%
1,684	BellRing Brands, Inc. - Class A (a)	40,938
994	Edgewell Personal Care Co.	34,372
1,430	elf Beauty, Inc. (a)	36,022
2,012	Herbalife Nutrition, Ltd. - ADR (a)	96,677
537	Inter Parfums, Inc. (a)	32,483
2,986	Lifevantage Corp. (a)	27,829
585	Medifast, Inc.	114,859
5,184	Nature's Sunshine Products, Inc. (a)	77,501
1,975	Nu Skin Enterprises, Inc. - Class A	107,894
3,010	Revlon, Inc. - Class A (a)	35,759
929	USANA Health Sciences, Inc. (a)	71,626
		675,960
	Pharmaceuticals - 2.26%
12,151	Amneal Pharmaceuticals, Inc. (a)	55,530
1,640	ANI Pharmaceuticals, Inc. (a)	47,626
6,396	Aquestive Therapeutics, Inc. (a)	34,219
11,945	BioDelivery Sciences International, Inc. (a)	50,169
1,356	Catalent, Inc. (a)	141,119
2,866	Champions Oncology, Inc. (a)	30,924
5,301	Collegium Pharmaceutical, Inc. (a)	106,179
5,875	Corcept Therapeutics, Inc. (a)	153,690
13,061	Durect Corp. (a)	27,036
15,762	Endo International PLC - ADR (a)(b)	113,171
5,066	Harrow Health, Inc. (a)	34,753
3,558	Horizon Therapeutics PLC - ADR (a)	260,268
5,750	Innoviva, Inc. (a)	71,242
1,645	Intersect ENT, Inc. (a)	37,670
1,054	Jazz Pharmaceuticals PLC - ADR (a)	173,963
11,735	Lannett Co., Inc. (a)(b)	76,512
2,178	Ligand Pharmaceuticals (a)(d)(e)(f)	1,634
9,183	MEI Pharma, Inc. (a)	24,243
20,107	Milestone Scientific, Inc. (a)	42,627
3,272	Osmotica Pharmaceuticals, Plc. - ADR (a)(b)	13,481
676	Pacira Pharmaceuticals, Inc. (a)(b)	40,452
2,246	Perrigo Co. PLC - ADR (b)	100,441
1,033	Phibro Animal Health Corp. - Class A	20,061
1,992	Prestige Consumer Healthcare, Inc. (a)	69,461
827	Protara Therapeutics, Inc. (a)	20,022
1,362	Provention Bio, Inc. (a)	23,072
663	Revance Therapeutics, Inc. (a)	18,789
6,536	Strongbridge Biopharma PLC - ADR (a)	15,882
2,950	Supernus Pharmaceuticals, Inc. (a)	74,222
10,022	Veru, Inc. (a)(b)	86,690
		1,965,148
	Professional Services - 1.35%
965	ASGN, Inc. (a)	80,606
3,417	BG Staffing, Inc.	46,095
1,552	CBIZ, Inc. (a)	41,299
422	CRA International, Inc.	21,493
360	Exponent, Inc.	32,411
540	Forrester Research, Inc. (a)	22,626
1,236	Franklin Covey Co. (a)	27,526
504	FTI Consulting, Inc. (a)	56,307
2,148	GP Strategies Corp. (a)(b)	25,475
861	Heidrick & Struggles International, Inc.	25,296
428	Huron Consulting Group, Inc. (a)	25,231
520	ICF International, Inc.	38,652
705	Insperity, Inc.	57,401
1,821	Kelly Services, Inc. - Class A (a)	37,458
1,318	Kforce, Inc.	55,475
507	Korn Ferry International	22,055
903	ManpowerGroup, Inc.	81,433
1,726	Mastech Digital, Inc. (a)	27,443
7,330	Mistras Group, Inc. (a)	56,881
1,828	Nielsen Holdings PLC - ADR	38,150
1,610	Red Violet, Inc. (a)	42,037
2,235	Resources Connection, Inc.	28,094
2,013	Robert Half International, Inc.	125,772
349	TriNet Group, Inc. (a)	28,129
2,352	TrueBlue, Inc. (a)	43,959
941	Upwork, Inc. (a)	32,483
609	VSE Corp.	23,440
837	WILLDAN GROUP, Inc. (a)	34,903
		1,178,130
	Real Estate Management & Development - 0.76%
4,149	Altisource Portfolio Solutions SA - ADR (a)	53,439
1,981	eXp World Holdings, Inc. (a)	125,041
502	FRP Holdings, Inc. (a)	22,866
372	Griffin Industrial Realty, Inc.	23,250
619	Jones Lang LaSalle, Inc. (a)	91,841
1,593	Marcus & Millichap, Inc. (a)	59,307
580	RE/MAX Holdings, Inc. - Class A	21,072
9,235	Realogy Holdings Corp. (a)	121,163
647	Redfin Corp. (a)	44,404
799	The RMR Group, Inc. - Class A	30,857
938	The St. Joe Co.	39,818
5,386	VirnetX Holding Corp.	27,146
		660,204
	Road & Rail - 0.37%
39	AMERCO	17,705
1,081	ArcBest Corp.	46,126
700	Avis Budget Group, Inc. (a)	26,110
5,512	Daseke, Inc. (a)	32,025
760	Knight-Swift Transportation Holdings, Inc.	31,783
643	Landstar System, Inc.	86,586
271	Ryder System, Inc.	16,737
255	Saia, Inc. (a)	46,104
447	Werner Enterprises, Inc. (b)	17,531
		320,707
	Semiconductors & Semiconductor Equipment - 3.62%
514	Advanced Energy Industries, Inc. (a)(b)	49,843
1,133	Alpha & Omega Semiconductor, Ltd. - ADR (a)	26,784
346	Ambarella, Inc. - ADR (a)	31,770
4,307	Amkor Technology, Inc.	64,949
2,033	Atomera, Inc. (a)	32,711
1,199	Axcelis Technologies, Inc. (a)	34,915
2,938	AXT, Inc. (a)	28,117
856	Brooks Automation, Inc.	58,080
561	CEVA, Inc. (a)	25,525
1,586	Cirrus Logic, Inc. (a)	130,369
220	CMC Materials, Inc.	33,286
1,463	Cohu, Inc. (a)(b)	55,857
543	Cree, Inc. (a)(b)	57,504
1,068	Diodes, Inc. (a)	75,294
1,364	DSP Group, Inc. (a)	22,629
1,539	Entegris, Inc.	147,898
663	First Solar, Inc. (a)	65,584
1,653	FormFactor, Inc. (a)	71,112
1,301	Ichor Holdings, Ltd. - ADR (a)	39,219
728	Impinj, Inc. (a)	30,481
551	Inphi Corp. (a)	88,419
1,890	Lattice Semiconductor Corp. (a)	86,600
612	MACOM Technology Solutions Holdings, Inc. (a)	33,684
1,192	MaxLinear, Inc. - Class A (a)	45,522
689	MKS Instruments, Inc.	103,660
785	Monolithic Power Systems, Inc. (b)	287,490
7,724	NeoPhotonics Corp. (a)	70,211
5,271	ON Semiconductor Corp. (a)	172,520
1,115	Onto Innovation, Inc. (a)	53,018
1,065	PDF Solutions, Inc. (a)	23,004
4,214	Photronics, Inc. (a)(b)	47,028
10,085	PIXELWORKS, Inc. (a)	28,440
1,510	Power Integrations, Inc.	123,609
2,869	Rambus, Inc. (a)	50,093
751	Semtech Corp. (a)	54,140
319	Silicon Laboratories, Inc. (a)	40,621
359	SiTime Corp. (a)	40,183
1,665	SMART Global Holdings, Inc. - ADR (a)	62,654
710	SolarEdge Technologies, Inc. (a)(b)	226,575
630	SunPower Corp. (a)(b)	16,153
2,618	Teradyne, Inc.	313,872
2,714	Ultra Clean Holdings, Inc. (a)	84,541
1,191	Veeco Instruments, Inc. (a)	20,676
		3,154,640
	Software - 8.16%
1,438	2U, Inc. (a)	57,534
2,527	8x8, Inc. (a)	87,106
4,084	A10 Networks, Inc. (a)	40,268
1,447	ACI Worldwide, Inc. (a)	55,608
1,402	Agilysys, Inc. (a)	53,809
959	Alarm.com Holdings, Inc. (a)	99,209
1,157	Altair Engineering, Inc. - Class A (a)	67,314
651	Alteryx, Inc. - Class A (a)	79,285
2,127	American Software, Inc. - Class A	36,521
1,821	Anaplan, Inc. (a)	130,839
789	Appfolio, Inc. - Class A (a)	142,052
877	Appian Corp. (a)	142,153
1,181	Aspen Technology, Inc. (a)	153,825
943	Avalara, Inc. (a)	155,491
4,804	Avaya Holdings Corp. (a)	91,997
380	Bill.com Holdings, Inc. (a)	51,870
425	Blackbaud, Inc. (a)	24,463
364	Blackline, Inc. (a)	48,550
633	Bottomline Technologies, Inc. (a)	33,384
2,645	Box, Inc. - Class A (a)	47,742
1,363	CDK Global, Inc.	70,644
579	Cerence, Inc. (a)	58,178
616	Ceridian HCM Holding, Inc. (a)(b)	65,641
6,982	ChannelAdvisor Corp. (a)	111,572
1,562	Cloudera, Inc. (a)(b)	21,727
1,087	Cloudflare, Inc. - Class A (a)	82,601
1,135	CommVault Systems, Inc. (a)	62,845
945	Cornerstone OnDemand, Inc. (a)	41,618
2,997	Digital Turbine, Inc. (a)	169,510
1,736	Domo, Inc. - Class B (a)	110,705
1,107	Dynatrace, Inc. (a)	47,900
2,204	Ebix, Inc. (b)	83,686
4,503	eGain Corp. (a)	53,180
738	Elastic NV - ADR (a)	107,844
373	Envestnet, Inc. (a)	30,694
325	ePlus, Inc. (a)	28,584
326	Everbridge, Inc. (a)	48,597
398	Fair Isaac Corp. (a)	203,394
1,678	FireEye, Inc. (a)	38,695
941	Five9, Inc. (a)	164,110
435	Globant SA - ADR (a)(b)	94,660
406	Guidewire Software, Inc. (a)	52,264
515	HubSpot, Inc. (a)	204,167
3,432	Intellicheck, Inc. (a)	39,142
664	Intelligent Systems Corp. (a)	26,633
958	j2 Global, Inc. (a)(b)	93,587
2,398	LivePerson, Inc. (a)(b)	149,227
1,209	Manhattan Associates, Inc. (a)	127,163
980	Medallia, Inc. (a)	32,556
318	MicroStrategy, Inc. - Class A (a)(b)	123,559
477	Mimecast, Ltd. - ADR (a)	27,113
4,010	Mitek Systems, Inc. (a)	71,298
1,181	Model N, Inc. (a)	42,138
804	New Relic, Inc. (a)	52,582
5,084	Nuance Communications, Inc. (a)	224,154
2,755	Nutanix, Inc. - Class A (a)	87,802
2,018	OneSpan, Inc. (a)	41,732
385	PagerDuty, Inc. (a)(b)	16,054
229	Paylocity Holding Corp. (a)	47,153
854	Pegasystems, Inc. (b)	113,804
1,164	Pluralsight, Inc. - Class A (a)	24,397
2,176	Progress Software Corp.	98,333
608	Proofpoint, Inc. (a)	82,937
984	PROS Holdings, Inc. (a)	49,958
1,250	PTC, Inc. (a)	149,512
430	Q2 Holdings, Inc. (a)(b)	54,408
927	QAD, Inc. - Class A	58,568
518	Qualys, Inc. (a)(b)	63,129
1,599	Rapid7, Inc. (a)	144,166
772	RealPage, Inc. (a)(b)	67,349
16,301	Rimini Street Inc. (a)	72,213
955	SailPoint Technologies Holding Inc. (a)	50,844
706	Sapiens International Corp NV - ADR (f)	21,611
2,585	SecureWorks Corp. - Class A (a)	36,759
881	ShotSpotter, Inc. (a)	33,214
1,209	Smartsheet, Inc. - Class A (a)	83,772
10,816	Smith Micro Software, Inc. (a)	58,623
762	SPS Commerce, Inc. (a)	82,746
1,365	SVMK, Inc. (a)	34,876
11,621	Synchronoss Technologies, Inc. (a)	54,619
8,846	Telenav, Inc. (a)	41,576
867	Tenable Holdings, Inc. (a)	45,309
901	Varonis Systems, Inc. (a)	147,413
1,130	Verint Systems, Inc. (a)	75,913
1,502	Veritone, Inc. (a)	42,732
1,122	Workiva, Inc. (a)(b)	102,798
3,708	Xperi Holding Corp.	77,497
2,651	Yext, Inc. (a)	41,674
1,285	Zendesk, Inc. (a)	183,909
783	Zscaler, Inc. (a)	156,373
		7,104,761
	Specialty Retail - 4.25%
3,108	Abercrombie & Fitch Co. - Class A (a)	63,279
2,873	American Eagle Outfitters, Inc. (b)	57,661
833	America's Car-Mart, Inc. (a)	91,497
461	Asbury Automotive Group, Inc. (a)	67,186
1,526	At Home Group, Inc. (a)	23,592
1,252	AutoNation, Inc. (a)	87,377
4,674	Bed Bath & Beyond, Inc. (a)(b)	83,010
758	Boot Barn Holdings, Inc. (a)	32,867
5,959	Caleres, Inc. (b)	93,258
1,566	Camping World Holdings, Inc. - Class A (b)	40,794
13,236	Chico's FAS, Inc. (a)	21,045
2,796	Citi Trends, Inc. (a)	138,905
2,272	Conn's, Inc. (a)	26,560
1,401	Dick's Sporting Goods, Inc. (b)	78,750
708	Five Below, Inc. (a)	123,886
1,134	Floor & Decor Holdings, Inc. - Class A (a)	105,292
1,702	Foot Locker, Inc.	68,829
5,440	GameStop Corp. - Class A (a)(b)	102,490
2,008	Genesco, Inc. (a)	60,421
301	Group 1 Automotive, Inc.	39,473
1,392	Guess?, Inc.	31,487
2,397	Haverty Furniture Cos., Inc.	66,325
1,720	Hibbett Sports, Inc. (a)(b)	79,430
3,615	L Brands, Inc. (a)	134,442
368	Lithia Motors, Inc. - Class A	107,703
4,222	Lumber Liquidators Holdings, Inc. (a)	129,784
1,827	MarineMax, Inc. (a)	64,000
383	Monro, Inc.	20,414
544	Murphy USA, Inc.	71,193
1,078	National Vision Holdings, Inc. (a)	48,823
1,655	ODP Corp. (a)	48,491
406	Penske Automotive Group, Inc.	24,112
4,560	Rent-A-Center, Inc.	174,602
460	RH (a)(b)	205,859
3,026	Sally Beauty Holdings, Inc. (a)	39,459
1,211	Shoe Carnival, Inc. (b)	47,447
2,313	Signet Jewelers, Ltd. - ADR (a)	63,075
1,009	Sleep Number Corp. (a)	82,597
1,067	Sonic Automotive, Inc. - Class A	41,154
6,041	Sportsman's Warehouse Holdings, Inc. (a)	106,019
1,628	The Buckle, Inc. (b)	47,538
2,337	The Cato Corp. - Class A (a)	22,412
1,228	The Children's Place, Inc. (a)	61,523
9,664	The Container Store Group, Inc. (a)	92,194
2,557	The Gap, Inc.	51,626
6,690	The Michaels Cos., Inc. (a)(b)	87,037
5,143	Tilly's, Inc. - Class A	41,967
1,930	Urban Outfitters, Inc. (a)(b)	49,408
1,298	Williams Sonoma, Inc. (b)	132,188
232	Winmark Corp.	43,106
2,120	Zumiez, Inc. (a)	77,974
		3,699,561
	Technology Hardware, Storage & Peripherals - 0.74%
3,663	3D Systems Corp. (a)	38,388
4,908	Avid Technology, Inc. (a)	77,890
2,670	Diebold Nixdorf, Inc. (a)	28,462
2,383	Intevac, Inc. (a)	17,182
1,752	NCR Corp. (a)	65,823
3,840	Pure Storage, Inc. - Class A (a)(b)	86,822
11,461	Quantum Corp. (a)	70,141
915	Super Micro Computer, Inc. (a)	28,969
1,322	Synaptics, Inc. (a)	127,441
2,047	Teradata Corp. (a)(b)	45,996
2,301	Xerox Holdings Corp.	53,360
		640,474
	Textiles, Apparel & Luxury Goods - 2.03%
3,081	Capri Holdings, Ltd. - ADR (a)(b)	129,402
633	Carter's, Inc. (a)	59,546
846	Columbia Sportswear Co. (a)(b)	73,924
2,721	Crocs, Inc. (a)	170,498
613	Deckers Outdoor Corp. (a)	175,796
6,323	Fossil Group, Inc. (a)	54,820
2,482	G-III Apparel Group, Ltd. (a)(b)	58,923
4,585	Hanesbrands, Inc. (b)	66,849
843	Kontoor Brands, Inc.	34,192
1,227	Lakeland Industries, Inc. (a)	33,436
2,221	Movado Group, Inc. (a)	36,913
631	Oxford Industries, Inc.	41,337
1,173	PVH Corp. (a)	110,133
832	Ralph Lauren Corp. - Class A (a)	86,312
830	Rocky Brands, Inc.	23,298
2,402	Skechers U.S.A., Inc. - Class A (a)	86,328
2,128	Steven Madden, Ltd. (a)	75,161
2,247	Superior Uniform Group, Inc.	52,220
3,076	Tapestry, Inc. (a)	95,602
2,825	Under Armour, Inc. - Class A (a)	48,505
3,116	Under Armour, Inc. - Class C (a)(b)	46,366
1,790	Unifi, Inc. (a)	31,755
213	UniFirst Corp.	45,090
4,951	Vera Bradley, Inc. (a)	39,410
1,132	Weyco Group, Inc.	17,931
2,333	Wolverine World Wide, Inc.	72,906
		1,766,653
	Thrifts & Mortgage Finance - 1.05%
1,401	Axos Financial, Inc. (a)	52,580
1,421	Essent Group, Ltd. - ADR	61,387
488	Federal Agricultural Mortgage Corp. - Class C	36,234
843	Flagstar Bancorp, Inc.	34,361
345	FS Bancorp, Inc.	18,906
189	Hingham Institution for Savings	40,824
953	HomeStreet, Inc.	32,164
1,070	Merchants Bancorp	29,564
4,983	MGIC Investment Corp.	62,537
1,187	MMA Capital Holdings, Inc. (a)	29,200
2,471	Mr Cooper Group, Inc. (a)	76,675
3,984	New York Community Bancorp, Inc.	42,031
1,752	NMI Holdings, Inc. - Class A (a)	39,683
1,291	PennyMac Financial Services, Inc.	84,715
3,279	People's United Financial, Inc.	42,397
3,570	Radian Group, Inc.	72,292
915	Timberland Bancorp, Inc.	22,198
875	Walker & Dunlop, Inc.	80,518
1,436	Washington Federal, Inc.	36,963
973	Waterstone Financial, Inc.	18,312
		913,541
	Tobacco - 0.09%
634	Turning Point Brands, Inc.	28,251
389	Universal Corp.	18,909
2,758	Vector Group, Ltd.	32,131
		79,291
	Trading Companies & Distributors - 1.73%
897	Applied Industrial Technologies, Inc.	69,957
1,558	Beacon Roofing Supply, Inc. (a)	62,616
2,633	BMC Stock Holdings, Inc. (a)	141,339
811	CAI International, Inc.	25,336
2,035	DXP Enterprises, Inc. (a)	45,238
853	EVI Industries, Inc. (a)	25,522
3,270	Foundation Building Materials, Inc. (a)	62,817
2,276	GMS, Inc. (a)	69,372
1,102	H&E Equipment Services, Inc.	32,851
1,339	Lawson Products, Inc. (a)	68,169
4,114	MRC Global, Inc. (a)	27,276
742	MSC Industrial Direct Co., Inc. - Class A	62,617
6,286	NOW, Inc. (a)	45,133
1,008	Rush Enterprises, Inc. - Class A	41,751
882	Rush Enterprises, Inc. - Class B	33,419
1,051	SiteOne Landscape Supply, Inc. (a)(b)	166,720
1,668	Systemax, Inc.	59,865
1,587	Textainer Group Holdings Ltd. - ADR (a)	30,439
1,940	Titan Machinery, Inc. (a)	37,927
650	Transcat, Inc. (a)	22,542
954	Triton International, Ltd. - ADR	46,279
2,437	Univar, Inc. (a)	46,327
5,015	Veritiv Corp. (a)	104,262
435	Watsco, Inc. - Class A (b)	98,549
988	WESCO International, Inc. (a)	77,558
		1,503,881
	Transportation Infrastructure - 0.03%
733	Macquarie Infrastructure Corp.	27,524
	Water Utilities - 0.10%
1,705	Consolidated Water Co., Ltd. - Ordinary Shares - ADR	20,545
1,061	Essential Utilities, Inc.	50,175
1,813	Pure Cycle Corp. (a)	20,360
		91,080
	Wireless Telecommunication Services - 0.08%
412	Shenandoah Telecommunications Co.	17,819
1,576	Telephone & Data Systems, Inc.	29,266
716	United States Cellular Corp. (a)	21,974
		69,059
	Total Common Stocks (Cost $47,357,430)	79,693,306

	INVESTMENT COMPANIES - 3.28%
	Exchange Traded Funds - 3.28%
17,330	Vanguard Extended Market ETF	2,853,904
	Total Investment Companies (Cost $2,513,069)	2,853,904

	REAL ESTATE INVESTMENT TRUSTS - 4.29%
	Real Estate Investment Trusts - 4.29%
1,751	Acadia Realty Trust (a)	24,847
5,148	AGNC Investment Corp.	80,309
344	Agree Realty Corp.	22,904
2,320	Alexander & Baldwin, Inc.	39,858
677	American Assets Trust, Inc.	19,552
702	American Campus Communities, Inc.	30,025
2,911	American Homes 4 Rent - Class A	87,330
1,052	Americold Realty Trust (b)	39,271
783	Apartment Income REIT Corp. (a)	30,075
6,603	Apartment Investment and Management Co. - Class A (b)	34,864
1,662	Apollo Commercial Real Estate Finance, Inc.	18,565
3,724	Apple Hospitality REIT, Inc. (a)	48,077
1,648	Armada Hoffler Properties, Inc.	18,491
1,124	Blackstone Mortgage Trust, Inc.	30,944
1,874	Bluerock Residential Growth REIT, Inc.	23,744
1,670	Brandywine Realty Trust	19,890
3,330	Brixmor Property Group, Inc.	55,111
2,111	BRT Apartments Corp.	32,087
814	Camden Property Trust	81,335
849	CareTrust REIT, Inc.	18,831
358	Centerspace	25,289
1,873	City Office REIT, Inc.	18,299
7,194	Colony Capital, Inc. - Class A (a)	34,603
1,357	Columbia Property Trust, Inc.	19,459
378	Community Healthcare Trust, Inc.	17,808
3,277	CoreCivic, Inc. (a)	21,464
9,428	CorePoint Lodging, Inc. (a)	64,865
239	CoreSite Realty Corp.	29,942
1,170	Corporate Office Properties Trust	30,514
1,543	Cousins Properties, Inc. (b)	51,690
926	CubeSmart	31,123
569	CyrusOne, Inc.	41,622
12,768	Diversified Healthcare Trust	52,604
1,010	Douglas Emmett, Inc. (b)	29,472
2,218	Dynex Capital, Inc.	39,480
1,084	Easterly Government Properties, Inc.	24,553
225	EastGroup Properties, Inc.	31,063
4,558	Empire State Realty Trust, Inc. - Class A (a)(b)	42,481
976	Equity LifeStyle Properties, Inc.	61,839
1,095	Essential Properties Realty Trust, Inc. (b)	23,214
2,660	Farmland Partners, Inc.	23,142
831	First Industrial Realty Trust, Inc.	35,010
633	Four Corners Property Trust, Inc.	18,844
8,957	Franklin Street Properties Corp.	39,142
1,673	Gaming and Leisure Properties, Inc.	70,954
1,216	Gladstone Commercial Corp.	21,888
1,311	Gladstone Land Corp.	19,193
1,296	Global Medical REIT, Inc.	16,926
1,036	Global Net Lease, Inc.	17,757
1,967	Great Ajax Corp.	20,575
744	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	47,192
817	Healthcare Realty Trust, Inc.	24,183
1,141	Healthcare Trust of America, Inc. - Class A	31,423
2,375	Hersha Hospitality Trust (a)	18,739
1,070	Highwoods Properties, Inc.	42,404
853	Hudson Pacific Properties, Inc.	20,489
915	Industrial Logistics Properties Trust	21,310
211	Innovative Industrial Properties, Inc. (b)	38,640
1,610	iStar Financial, Inc.	23,908
780	JBG SMITH Properties	24,391
675	Kilroy Realty Corp. (b)	38,745
2,823	Kimco Realty Corp.	42,373
2,528	Kite Realty Group Trust	37,819
975	KKR Real Estate Finance Trust, Inc.	17,472
2,307	Ladder Capital Corp.	22,562
417	Lamar Advertising Co. - Class A	34,703
292	Life Storage, Inc.	34,862
2,003	Mack-Cali Realty Corp.	24,957
3,804	Medical Properties Trust, Inc.	82,889
324	National Health Investors, Inc.	22,411
874	National Retail Properties, Inc.	35,764
1,144	National Storage Affiliates Trust	41,218
12,348	New Senior Investment Group, Inc.	63,963
1,395	Office Properties Income Trust	31,694
1,542	Omega Healthcare Investors, Inc.	56,005
3,424	Paramount Group, Inc.	30,953
1,431	Physicians Realty Trust	25,472
1,695	Piedmont Office Realty Trust, Inc. - Class A	27,510
576	QTS Realty Trust, Inc. - Class A	35,643
1,174	Regency Centers Corp.	53,523
2,042	Retail Opportunity Investments Corp. (a)	27,342
4,388	Retail Properties of America, Inc. - Class A	37,561
3,088	Retail Value, Inc.	45,919
890	Rexford Industrial Realty, Inc. (b)	43,708
2,687	RPT Realty (a)	23,243
2,541	Sabra Health Care REIT, Inc.	44,137
352	Safehold, Inc.	25,516
6,545	Service Properties Trust	75,202
3,982	SITE Centers Corp.	40,298
872	Spirit Realty Capital, Inc.	35,028
909	STAG Industrial, Inc.	28,470
3,120	Starwood Property Trust, Inc.	60,216
2,532	STORE Capital Corp.	86,037
2,838	Summit Hotel Properties, Inc. (a)	25,570
3,759	Tanger Factory Outlet Centers, Inc. (a)	37,440
382	Terreno Realty Corp.	22,351
2,305	The Geo Group, Inc. (b)	20,422
3,728	Uniti Group, Inc.	43,729
1,406	Urban Edge Properties (a)	18,194
1,582	Urstadt Biddle Properties, Inc. - Class A	22,354
1,175	VEREIT, Inc.	44,411
3,365	VICI Properties, Inc.	85,808
1,060	Weingarten Realty Investors	22,970
3,491	Whitestone REIT	27,823
	Total Real Estate Investment Trusts (Cost $3,614,292)	3,727,891

	SHORT TERM INVESTMENTS - 0.72%
	Money Market Funds - 0.72%
	DWS Government Money Market Series - Institutional Shares
630,919	Effective Yield, 0.03% (c)	630,919
	Total Short Term Investments (Cost $630,919)	630,919

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 9.89%
8,607,780	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 016.% (c)	8,607,780
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $8,607,780)	8,607,780

	Total Investments (Cost $62,723,490) - 109.75%	95,513,800
	Liabilities in Excess of Other Assets - (9.75)%	(8,487,199)
	TOTAL NET ASSETS - 100.00%	$87,026,601

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of December 31, 2020.
(d)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(e)	As of December 31, 2020, the Valuation Committee has fair valued this security. The value of this security was $3,867, which represents 0.00% of total net assets.
(f)	This security has been deemed illiquid pursuant to the Fund's liquidity guidelines. The value of this security totals $25,478, which represents 0.03% of total net assets.

Glossary of Terms
ADR	- American Depositary Receipt